Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	Brooge Energy Ltd
Trading Symbol	BROG
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	109,587,754
Amendment Flag	true
Amendment Description	We are filing this Amendment No. 1 (this “Amendment”) to our Annual Report on Form 20-F for the year ended December 31, 2022, as filed with the SEC on April 26, 2023 (the “Original Form 20-F”), to (i) add additional exhibits outlined below to Item 19, (ii) correct administrative errors in Item 4D, Item 7A, and Item 10C, and (iii) add financial statements in Inline XBRL.As noted in the Original Form 20-F, Exhibits 4.129 through 4.156 were to be filed by amendment. As such, Exhibits 4.129 through 4.140 are hereby filed. The remaining Exhibits will be filed by further amendments due to size restrictions. Other than as expressly set forth herein and minor wording changes necessary to properly refer to the Original Form 20-F, the Company has not modified or updated any other disclosures and has made no changes to the items or sections in the Company’s Original Form 20-F. Other than as expressly set forth herein, this Amendment does not, and does not purport to, amend, update or restate the information in any part of the Company’s Original Form 20-F or reflect any events that have occurred after the Original Form 20-F was filed on April 26, 2023. The Company’s Chief Executive Officer and Chief Financial Officer are providing currently dated revised certifications in connection with this Form 20-F/A; the certifications are filed as Exhibits 12.1, 12.2, 13.1 and 13.2.
Entity Central Index Key	0001774983
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39171
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	c/o Brooge Petroleum and Gas Investment Company FZE
Entity Address, Postal Zip Code	50170
Entity Address, City or Town	Fujairah
Entity Address, Country	AE
Title of 12(b) Security	Ordinary shares, $0.0001 par value per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	6853
Auditor Name	Affiniax A A S Auditors
Auditor Location	United Arab Emirates
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	P.O. Box
Entity Address, Postal Zip Code	50170
Entity Address, City or Town	Fujairah
Entity Address, Country	AE
Contact Personnel Name	Lina Saheb
City Area Code	+971
Local Phone Number	9 201 6666
Contact Personnel Email Address	linasaheb@bpgic.com